CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated deficit	Total
Beginning Balance, Shares at Dec. 31, 2013	66,575,122
Beginning Balance, Amount at Dec. 31, 2013	$ 666	$ 7,220,612	$ (5,523,792)	$ 1,697,486
Stock based compensation - Series A Warrant		848,388		848,388
Stock based compensation - options		59,860		59,860
Net Loss			(2,131,396)	(2,131,396)
Ending Balance, Shares at Dec. 31, 2014	66,575,122
Ending Balance, Amount at Dec. 31, 2014	$ 666	8,128,860	(7,655,188)	474,338
Stock based compensation - options		59,122		59,122
Issuance of common stock plus warrants, Shares	1,010,000
Issuance of common stock plus warrants, Amount	$ 10	1,009,990		1,010,000
Exercise of warrants, Shares	196,812
Exercise of warrants, Amount	$ 2	(2)
Net Loss			(1,318,507)	(1,318,507)
Ending Balance, Shares at Dec. 31, 2015	67,781,934
Ending Balance, Amount at Dec. 31, 2015	$ 678	9,197,970	(8,973,695)	224,953
Stock based compensation - options		287,238		287,238
Exercise of warrants, Shares	2,173,913
Exercise of warrants, Amount	$ 22	999,978		1,000,000
Discount on convertible promissory note due to detachable warrants		340,735		340,735
Discount on convertible promissory note due to beneficial conversion feature		359,265		359,265
Net Loss			(1,610,880)	(1,610,880)
Ending Balance, Shares at Sep. 30, 2016	69,955,847
Ending Balance, Amount at Sep. 30, 2016	$ 700	$ 11,185,186	$ (10,584,575)	$ 601,311